Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, authorized	10,000,000	10,000,000
Preferred shares, issued	1,000,000	1,000,000
Preferred shares, outstanding	1,000,000	1,000,000
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	340,000,000	340,000,000
Common shares, issued	107,421,813	82,615,569
Common shares, outstanding	107,291,827	82,485,583
Treasury stock shares	129,986	129,986